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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Retirement Solution 2020 Fund

Voya Retirement Solution 2025 Fund

Voya Retirement Solution 2030 Fund

Voya Retirement Solution 2035 Fund

Voya Retirement Solution 2040 Fund

Voya Retirement Solution 2045 Fund

Voya Retirement Solution 2050 Fund

Voya Retirement Solution 2055 Fund

Voya Retirement Solution Income Fund

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.9%
47	iShares Barclays 20+ Year Treasury Bond Fund	$6,088	1.0
142	iShares Barclays Aggregate Bond Fund	15,790	2.5
391	iShares Barclays TIPS Bond Fund	44,629	6.9
202	iShares MSCI EAFE Index Fund	13,144	2.1
206	iShares Russell 1000 Value Index Fund	21,642	3.3
247	WisdomTree Japan Hedged Equity Fund	13,306	2.1

	Total Exchange-Traded Funds
	(Cost $112,987)	114,599	17.9

MUTUAL FUNDS: 81.9%
	Affiliated Investment Companies: 81.9%
3,151	Voya Floating Rate Fund - Class I	31,796	5.0
3,608	Voya Global Bond Fund - Class R6	37,483	5.9
3,157	Voya High Yield Bond Fund - Class I	25,917	4.1
8,421	Voya Intermediate Bond Fund - Class R6	85,890	13.4
6,032	Voya International Core Fund - Class I	58,506	9.2
6,037	Voya Large Cap Growth Fund - Class R6	93,806	14.6
4,188	Voya Large Cap Value Fund - Class R6	56,372	8.8
1,229	Voya MidCap Opportunities Fund - Class R6	32,238	5.0
2,457	Voya Multi-Manager Mid Cap Value Fund - Class I	31,750	5.0
578	Voya Real Estate Fund - Class R6	12,638	2.0
3,782	Voya Short Term Bond Fund - Class R6	37,745	5.9
1,052	Voya Small Company Fund - Class R6	18,951	3.0

	Total Mutual Funds
	(Cost $508,058)	523,092	81.9

	Total Investments in Securities (Cost $621,045)	$637,691	99.8
	Assets in Excess of Other Liabilities	1,280	0.2
	Net Assets	$638,971	100.0

Cost for federal income tax purposes is $621,055.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,036
Gross Unrealized Depreciation	(10,400)

Net Unrealized Appreciation	$16,636

Voya Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$114,599	$–	$–	$114,599
Mutual Funds	523,092	–	–	523,092
Total Investments, at fair value	$637,691	$–	$–	$637,691

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$18,018	$14,546	$(495)	$(273)	$31,796	$799	$(4)	$-
Voya Global Bond Fund - Class R6	36,317	3,153	(1)	(1,986)	37,483	530	-	-
Voya High Yield Bond Fund - Class I	36,437	2,989	(12,437)	(1,072)	25,917	1,287	(144)	-
Voya Intermediate Bond Fund - Class R6	57,902	26,767	(6)	1,227	85,890	1,647	-	-
Voya International Core Fund - Class I	13,719	51,189	(1)	(6,401)	58,506	477	-	7,284
Voya Large Cap Growth Fund - Class R6	85,342	15,607	(14,853)	7,710	93,806	216	3,023	1,383
Voya Large Cap Value Fund - Class R6	73,992	10,780	(25,979)	(2,421)	56,372	1,007	2,551	3,773
Voya MidCap Opportunities Fund - Class R6	29,043	4,282	(1,627)	540	32,238	45	(28)	3,514
Voya Multi-Manager International Equity Fund - Class I	35,261	721	(32,640)	(3,342)	-	-	1,232	-
Voya Multi-Manager Mid Cap Value Fund - Class I	31,095	6,135	(2,447)	(3,033)	31,750	358	(198)	5,303
Voya Real Estate Fund - Class I	12,791	81	(12,223)	(649)	-	81	-	-
Voya Real Estate Fund - Class R6	-	13,222	(2,136)	1,552	12,638	181	253	422
Voya Short Term Bond Fund - Class R6	35,930	2,702	(673)	(214)	37,745	529	(1)	-
Voya Small Company Fund - Class R6	23,374	2,315	(6,669)	(69)	18,951	95	370	1,585
	$489,221	$154,489	$(112,187)	$(8,431)	$523,092	$7,252	$7,054	$23,264

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.4%
10	iShares Barclays 20+ Year Treasury Bond Fund	$1,295	2.0
8	iShares Barclays Aggregate Bond Fund	890	1.4
30	iShares MSCI EAFE Index Fund	1,952	3.1
29	iShares Russell 1000 Value Index Fund	3,047	4.9
13	iShares Russell Midcap Growth Index Fund	1,273	2.0
24	WisdomTree Japan Hedged Equity Fund	1,293	2.0

	Total Exchange-Traded Funds
	(Cost $9,472)	9,750	15.4

MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
68	Voya Corporate Leaders 100 Fund - Class I	1,232	1.9
311	Voya Floating Rate Fund - Class I	3,135	5.0
356	Voya Global Bond Fund - Class R6	3,695	5.8
312	Voya High Yield Bond Fund - Class I	2,558	4.0
646	Voya Intermediate Bond Fund - Class R6	6,586	10.4
597	Voya International Core Fund - Class I	5,794	9.2
617	Voya Large Cap Growth Fund - Class R6	9,593	15.1
367	Voya Large Cap Value Fund - Class R6	4,940	7.8
97	Voya MidCap Opportunities Fund - Class R6	2,542	4.0
175	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,875	3.0
115	Voya Multi-Manager International Equity Fund - Class I	1,297	2.1
291	Voya Multi-Manager Mid Cap Value Fund - Class I	3,756	5.9
57	Voya Real Estate Fund - Class R6	1,246	2.0
311	Voya Short Term Bond Fund - Class R6	3,101	4.9
104	Voya Small Company Fund - Class R6	1,868	3.0

	Total Mutual Funds
	(Cost $50,300)	53,218	84.1

	Total Investments in Securities (Cost $59,772)	$62,968	99.5
	Assets in Excess of Other Liabilities	285	0.5
	Net Assets	$63,253	100.0

Cost for federal income tax purposes is $59,771.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,064
Gross Unrealized Depreciation	(867)

Net Unrealized Appreciation	$3,197

Voya Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,750	$–	$–	$9,750
Mutual Funds	53,218	–	–	53,218
Total Investments, at fair value	$62,968	$–	$–	$62,968

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Corporate Leaders 100 Fund - Class I	$-	$3,590	$(2,437)	$79	$1,232	$15	$(12)	$-
Voya Floating Rate Fund - Class I	1,776	1,444	(58)	(27)	3,135	79	(1)	-
Voya Global Bond Fund - Class R6	3,580	313	(1)	(197)	3,695	52	-	-
Voya High Yield Bond Fund - Class I	3,591	297	(1,209)	(121)	2,558	127	2	-
Voya Intermediate Bond Fund - Class R6	3,605	2,884	(2)	99	6,586	116	-	-
Voya International Core Fund - Class I	1,803	4,639	(2)	(646)	5,794	47	-	717
Voya Large Cap Growth Fund - Class R6	9,313	214	(754)	820	9,593	22	297	141
Voya Large Cap Value Fund - Class R6	8,205	445	(3,065)	(645)	4,940	96	698	332
Voya MidCap Opportunities Fund - Class R6	3,435	394	(1,108)	(179)	2,542	4	239	278
Voya Multi-Manager Emerging Markets Equity Fund - Class I	611	1,494	(58)	(172)	1,875	26	5	-
Voya Multi-Manager International Equity Fund - Class I	3,387	148	(1,827)	(411)	1,297	27	184	46
Voya Multi-Manager Mid Cap Value Fund - Class I	3,678	743	(255)	(410)	3,756	43	24	631
Voya Real Estate Fund - Class I	1,261	8	(1,135)	(134)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,230	(190)	206	1,246	18	41	42
Voya Short Term Bond Fund - Class R6	3,541	275	(696)	(19)	3,101	49	(1)	-
Voya Small Company Fund - Class R6	2,304	218	(541)	(113)	1,868	9	142	157
	$50,090	$18,336	$(13,338)	$(1,870)	$53,218	$738	$1,618	$2,344

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
15	iShares Barclays 20+ Year Treasury Bond Fund	$1,943	3.0
31	iShares MSCI EAFE Index Fund	2,017	3.1
33	iShares Russell 1000 Value Index Fund	3,467	5.3
40	iShares Russell Midcap Growth Index Fund	3,918	6.0
25	WisdomTree Japan Hedged Equity Fund	1,347	2.1

	Total Exchange-Traded Funds
	(Cost $12,118)	12,692	19.5

MUTUAL FUNDS: 80.1%
	Affiliated Investment Companies: 80.1%
246	Voya Corporate Leaders 100 Fund - Class I	4,439	6.8
320	Voya Floating Rate Fund - Class I	3,226	5.0
321	Voya High Yield Bond Fund - Class I	2,634	4.0
443	Voya Intermediate Bond Fund - Class R6	4,518	6.9
680	Voya International Core Fund - Class I	6,596	10.1
718	Voya Large Cap Growth Fund - Class R6	11,159	17.2
449	Voya Large Cap Value Fund - Class R6	6,048	9.3
240	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,573	4.0
118	Voya Multi-Manager International Equity Fund - Class I	1,335	2.0
299	Voya Multi-Manager Mid Cap Value Fund - Class I	3,865	5.9
59	Voya Real Estate Fund - Class R6	1,282	2.0
256	Voya Short Term Bond Fund - Class R6	2,553	3.9
107	Voya Small Company Fund - Class R6	1,923	3.0

	Total Mutual Funds
	(Cost $48,727)	52,151	80.1

	Total Investments in Securities (Cost $60,845)	$64,843	99.6
	Assets in Excess of Other Liabilities	293	0.4
	Net Assets	$65,136	100.0

Cost for federal income tax purposes is $60,948.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,724
Gross Unrealized Depreciation	(829)

Net Unrealized Appreciation	$3,895

Voya Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,692	$–	$–	$12,692
Mutual Funds	52,151	–	–	52,151
Total Investments, at fair value	$64,843	$–	$–	$64,843

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/2015	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$5,565	$(1,343)	$217	$4,439	$54	$(69)	$-
Voya Floating Rate Fund - Class I	1,810	1,502	(59)	(27)	3,226	81	(1)	-
Voya High Yield Bond Fund - Class I	3,661	337	(1,239)	(125)	2,634	130	2	-
Voya Intermediate Bond Fund - Class R6	2,603	2,463	(629)	81	4,518	83	(11)	-
Voya International Core Fund - Class I	1,991	5,342	(3)	(734)	6,596	54	-	818
Voya Large Cap Growth Fund - Class R6	11,636	189	(1,440)	774	11,159	25	551	164
Voya Large Cap Value Fund - Class R6	10,532	1,092	(4,640)	(936)	6,048	114	1,057	360
Voya MidCap Opportunities Fund - Class R6	3,502	121	(3,132)	(491)	-	-	554	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,255	1,639	(100)	(221)	2,573	36	9	-
Voya Multi-Manager International Equity Fund - Class I	3,697	250	(2,146)	(466)	1,335	28	215	48
Voya Multi-Manager Mid Cap Value Fund - Class I	3,749	734	(205)	(413)	3,865	43	20	643
Voya Real Estate Fund - Class I	1,285	8	(1,155)	(138)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,253	(185)	214	1,282	18	41	43
Voya Short Term Bond Fund - Class R6	3,610	311	(1,349)	(19)	2,553	46	(1)	-
Voya Small Company Fund - Class R6	2,349	208	(525)	(109)	1,923	10	137	160
	$51,680	$21,014	$(18,150)	$(2,393)	$52,151	$730	$2,504	$2,236

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
10	iShares Barclays 20+ Year Treasury Bond Fund	$1,295	2.0
21	iShares MSCI EAFE Index Fund	1,367	2.1
36	iShares Russell 1000 Value Index Fund	3,782	5.8
10	iShares Russell 2000 Value Index Fund	1,019	1.5
41	iShares Russell Midcap Growth Index Fund	4,016	6.1
25	WisdomTree Japan Hedged Equity Fund	1,347	2.0

	Total Exchange-Traded Funds
	(Cost $12,213)	12,826	19.5

MUTUAL FUNDS: 80.2%
	Affiliated Investment Companies: 80.2%
283	Voya Corporate Leaders 100 Fund - Class I	5,115	7.8
322	Voya Floating Rate Fund - Class I	3,252	5.0
324	Voya High Yield Bond Fund - Class I	2,657	4.0
191	Voya Intermediate Bond Fund - Class R6	1,953	3.0
754	Voya International Core Fund - Class I	7,315	11.1
745	Voya Large Cap Growth Fund - Class R6	11,581	17.6
453	Voya Large Cap Value Fund - Class R6	6,097	9.3
362	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,892	5.9
358	Voya Multi-Manager International Equity Fund - Class I	4,038	6.1
302	Voya Multi-Manager Mid Cap Value Fund - Class I	3,897	5.9
59	Voya Real Estate Fund - Class R6	1,293	2.0
64	Voya Short Term Bond Fund - Class R6	644	1.0
16	@ Voya SmallCap Opportunities Fund - Class I	984	1.5

	Total Mutual Funds
	(Cost $49,479)	52,718	80.2

	Total Investments in Securities (Cost $61,692)	$65,544	99.7
	Assets in Excess of Other Liabilities	195	0.3
	Net Assets	$65,739	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $61,800.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,662
Gross Unrealized Depreciation	(918)

Net Unrealized Appreciation	$3,744

Voya Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,826	$–	$–	$12,826
Mutual Funds	52,718	–	–	52,718
Total Investments, at fair value	$65,544	$–	$–	$65,544

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$6,891	$(1,998)	$222	$5,115	$62	$(38)	$-
Voya Floating Rate Fund - Class I	1,828	1,521	(70)	(27)	3,252	81	(1)	-
Voya High Yield Bond Fund - Class I	3,697	339	(1,252)	(127)	2,657	131	2	-
Voya Intermediate Bond Fund - Class R6	1,703	2,080	(1,830)	-	1,953	46	38	-
Voya International Core Fund - Class I	2,784	5,384	(5)	(848)	7,315	60	-	910
Voya Large Cap Growth Fund - Class R6	12,372	197	(1,718)	730	11,581	27	656	170
Voya Large Cap Value Fund - Class R6	11,263	1,104	(5,226)	(1,044)	6,097	119	1,179	363
Voya MidCap Opportunities Fund - Class R6	3,537	137	(3,178)	(496)	-	-	560	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,615	1,852	(258)	(317)	3,892	54	23	-
Voya Multi-Manager International Equity Fund - Class I	5,025	525	(1,021)	(491)	4,038	85	102	145
Voya Multi-Manager Mid Cap Value Fund - Class I	3,787	731	(205)	(416)	3,897	44	18	650
Voya Real Estate Fund - Class I	1,298	8	(1,167)	(139)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,262	(185)	216	1,293	18	41	43
Voya Short Term Bond Fund - Class R6	1,215	107	(673)	(5)	644	15	(1)	-
Voya Small Company Fund - Class R6	2,372	-	(1,947)	(425)	-	-	402	-
Voya SmallCap Opportunities Fund - Class I	-	999	(64)	49	984	-	1	66
	$53,496	$23,137	$(20,797)	$(3,118)	$52,718	$750	$2,982	$2,347

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.8%
5	iShares Barclays 20+ Year Treasury Bond Fund	$648	1.0
43	iShares Russell 1000 Value Index Fund	4,518	6.7
13	iShares Russell 2000 Value Index Fund	1,324	2.0
48	iShares Russell Midcap Growth Index Fund	4,701	7.0
26	WisdomTree Japan Hedged Equity Fund	1,401	2.1

	Total Exchange-Traded Funds
	(Cost $11,875)	12,592	18.8

MUTUAL FUNDS: 80.8%
	Affiliated Investment Companies: 80.8%
289	Voya Corporate Leaders 100 Fund - Class I	5,230	7.8
132	Voya Floating Rate Fund - Class I	1,330	2.0
331	Voya High Yield Bond Fund - Class I	2,720	4.1
130	Voya Intermediate Bond Fund - Class R6	1,331	2.0
911	Voya International Core Fund - Class I	8,837	13.2
827	Voya Large Cap Growth Fund - Class R6	12,854	19.0
487	Voya Large Cap Value Fund - Class R6	6,558	9.8
370	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,979	5.9
366	Voya Multi-Manager International Equity Fund - Class I	4,128	6.1
360	Voya Multi-Manager Mid Cap Value Fund - Class I	4,649	6.9
60	Voya Real Estate Fund - Class R6	1,322	2.0
22	@ Voya SmallCap Opportunities Fund - Class I	1,342	2.0

	Total Mutual Funds
	(Cost $50,835)	54,280	80.8

	Total Investments in Securities (Cost $62,710)	$66,872	99.6
	Assets in Excess of Other Liabilities	278	0.4
	Net Assets	$67,150	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $62,813.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,094
Gross Unrealized Depreciation	(1,035)

Net Unrealized Appreciation	$4,059

Voya Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,592	$–	$–	$12,592
Mutual Funds	54,280	–	–	54,280
Total Investments, at fair value	$66,872	$–	$–	$66,872

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$7,637	$(2,641)	$234	$5,230	$64	$(9)	$-
Voya Floating Rate Fund - Class I	-	1,371	(29)	(12)	1,330	29	-	-
Voya High Yield Bond Fund - Class I	3,757	366	(1,275)	(128)	2,720	134	2	-
Voya Intermediate Bond Fund - Class R6	629	2,571	(1,887)	18	1,331	27	15	-
Voya International Core Fund - Class I	2,830	7,019	(3)	(1,009)	8,837	72	1	1,097
Voya Large Cap Growth Fund - Class R6	14,144	218	(2,217)	709	12,854	29	841	188
Voya Large Cap Value Fund - Class R6	13,035	1,158	(6,393)	(1,242)	6,558	133	1,405	392
Voya MidCap Opportunities Fund - Class R6	4,193	177	(3,773)	(597)	-	-	673	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,659	1,895	(253)	(322)	3,979	55	22	-
Voya Multi-Manager International Equity Fund - Class I	5,059	611	(1,043)	(499)	4,128	86	104	148
Voya Multi-Manager Mid Cap Value Fund - Class I	4,489	866	(216)	(490)	4,649	52	18	772
Voya Real Estate Fund - Class I	1,319	8	(1,186)	(141)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,282	(181)	221	1,322	19	40	44
Voya Small Company Fund - Class R6	3,013	-	(2,476)	(537)	-	-	500	-
Voya SmallCap Opportunities Fund - Class I	-	1,357	(82)	67	1,342	-	2	89
	$55,127	$26,536	$(23,655)	$(3,728)	$54,280	$708	$3,614	$2,730

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
5	iShares Barclays 20+ Year Treasury Bond Fund	$648	1.0
47	iShares Russell 1000 Value Index Fund	4,937	7.2
13	iShares Russell 2000 Value Index Fund	1,324	2.0
49	iShares Russell Midcap Growth Index Fund	4,800	7.1
26	WisdomTree Japan Hedged Equity Fund	1,401	2.1

	Total Exchange-Traded Funds
	(Cost $12,364)	13,110	19.4

MUTUAL FUNDS: 80.3%
	Affiliated Investment Companies: 80.3%
291	Voya Corporate Leaders 100 Fund - Class I	5,270	7.8
133	Voya Floating Rate Fund - Class I	1,340	2.0
134	Voya Intermediate Bond Fund - Class R6	1,368	2.0
848	Voya International Core Fund - Class I	8,222	12.1
877	Voya Large Cap Growth Fund - Class R6	13,637	20.2
515	Voya Large Cap Value Fund - Class R6	6,938	10.2
373	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,009	5.9
554	Voya Multi-Manager International Equity Fund - Class I	6,240	9.2
363	Voya Multi-Manager Mid Cap Value Fund - Class I	4,684	6.9
61	Voya Real Estate Fund - Class R6	1,332	2.0
22	@ Voya SmallCap Opportunities Fund - Class I	1,352	2.0

	Total Mutual Funds
	(Cost $50,459)	54,392	80.3

	Total Investments in Securities (Cost $62,823)	$67,502	99.7
	Assets in Excess of Other Liabilities	205	0.3
	Net Assets	$67,707	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $62,918.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,450
Gross Unrealized Depreciation	(866)

Net Unrealized Appreciation	$4,584

Voya Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,110	$–	$–	$13,110
Mutual Funds	54,392	–	–	54,392
Total Investments, at fair value	$67,502	$–	$–	$67,502

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$7,683	$(2,649)	$236	$5,270	$64	$(9)	$-
Voya Floating Rate Fund - Class I	-	1,381	(29)	(12)	1,340	29	-	-
Voya High Yield Bond Fund - Class I	1,260	6	(1,227)	(39)	-	12	32	-
Voya Intermediate Bond Fund - Class R6	632	2,614	(1,895)	17	1,368	34	19	-
Voya International Core Fund - Class I	3,321	5,867	(2)	(964)	8,222	67	-	1,020
Voya Large Cap Growth Fund - Class R6	14,859	231	(2,243)	790	13,637	31	851	199
Voya Large Cap Value Fund - Class R6	13,751	1,196	(6,706)	(1,303)	6,938	141	1,474	416
Voya MidCap Opportunities Fund - Class R6	4,218	180	(3,798)	(600)	-	-	675	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,651	1,911	(229)	(324)	4,009	56	20	-
Voya Multi-Manager International Equity Fund - Class I	5,767	954	(1)	(480)	6,240	130	-	223
Voya Multi-Manager Mid Cap Value Fund - Class I	4,516	872	(210)	(494)	4,684	53	18	777
Voya Real Estate Fund - Class I	1,327	8	(1,192)	(143)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,290	(181)	223	1,332	19	40	44
Voya Small Company Fund - Class R6	3,031	-	(2,495)	(536)	-	-	499	-
Voya SmallCap Opportunities Fund - Class I	-	1,366	(81)	67	1,352	-	1	90
	$55,333	$25,559	$(22,938)	$(3,562)	$54,392	$644	$3,620	$2,769

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
5	iShares Barclays 20+ Year Treasury Bond Fund	$648	1.0
47	iShares Russell 1000 Value Index Fund	4,937	7.2
13	iShares Russell 2000 Value Index Fund	1,324	2.0
49	iShares Russell Midcap Growth Index Fund	4,800	7.1
26	WisdomTree Japan Hedged Equity Fund	1,401	2.1

	Total Exchange-Traded Funds
	(Cost $12,364)	13,110	19.4

MUTUAL FUNDS: 80.3%
	Affiliated Investment Companies: 80.3%
292	Voya Corporate Leaders 100 Fund - Class I	5,271	7.8
133	Voya Floating Rate Fund - Class I	1,340	2.0
134	Voya Intermediate Bond Fund - Class R6	1,368	2.0
848	Voya International Core Fund - Class I	8,222	12.1
878	Voya Large Cap Growth Fund - Class R6	13,639	20.2
516	Voya Large Cap Value Fund - Class R6	6,939	10.2
373	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,010	5.9
554	Voya Multi-Manager International Equity Fund - Class I	6,240	9.2
363	Voya Multi-Manager Mid Cap Value Fund - Class I	4,685	6.9
61	Voya Real Estate Fund - Class R6	1,332	2.0
22	@ Voya SmallCap Opportunities Fund - Class I	1,352	2.0

	Total Mutual Funds
	(Cost $50,504)	54,398	80.3

	Total Investments in Securities (Cost $62,868)	$67,508	99.7
	Assets in Excess of Other Liabilities	203	0.3
	Net Assets	$67,711	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $62,963.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,452
Gross Unrealized Depreciation	(907)

Net Unrealized Appreciation	$4,545

Voya Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,110	$–	$–	$13,110
Mutual Funds	54,398	–	–	54,398
Total Investments, at fair value	$67,508	$–	$–	$67,508

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$7,684	$(2,649)	$236	$5,271	$64	$(9)	$-
Voya Floating Rate Fund - Class I	-	1,382	(30)	(12)	1,340	29	-	-
Voya High Yield Bond Fund - Class I	1,260	6	(1,227)	(39)	-	12	32	-
Voya Intermediate Bond Fund - Class R6	632	2,614	(1,896)	18	1,368	34	19	-
Voya International Core Fund - Class I	3,321	5,867	(2)	(964)	8,222	67	-	1,020
Voya Large Cap Growth Fund - Class R6	14,862	231	(2,244)	790	13,639	31	851	200
Voya Large Cap Value Fund - Class R6	13,755	1,196	(6,707)	(1,305)	6,939	141	1,473	416
Voya MidCap Opportunities Fund - Class R6	4,219	180	(3,797)	(602)	-	-	677	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,647	1,911	(225)	(323)	4,010	56	21	-
Voya Multi-Manager International Equity Fund - Class I	5,763	959	(2)	(480)	6,240	130	-	223
Voya Multi-Manager Mid Cap Value Fund - Class I	4,517	872	(210)	(494)	4,685	53	17	778
Voya Real Estate Fund - Class I	1,327	8	(1,191)	(144)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,288	(180)	224	1,332	19	40	44
Voya Small Company Fund - Class R6	3,032	-	(2,488)	(544)	-	-	506	-
Voya SmallCap Opportunities Fund - Class I	-	1,366	(81)	67	1,352	-	1	90
	$55,335	$25,564	$(22,929)	$(3,572)	$54,398	$644	$3,628	$2,771

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.3%
5	iShares Barclays 20+ Year Treasury Bond Fund	$648	1.0
47	iShares Russell 1000 Value Index Fund	4,937	7.2
13	iShares Russell 2000 Value Index Fund	1,324	2.0
49	iShares Russell Midcap Growth Index Fund	4,800	7.0
26	WisdomTree Japan Hedged Equity Fund	1,401	2.1

	Total Exchange-Traded Funds
	(Cost $12,364)	13,110	19.3

MUTUAL FUNDS: 80.3%
	Affiliated Investment Companies: 80.3%
365	Voya Corporate Leaders 100 Fund - Class I	6,600	9.7
134	Voya Intermediate Bond Fund - Class R6	1,371	2.0
849	Voya International Core Fund - Class I	8,237	12.2
879	Voya Large Cap Growth Fund - Class R6	13,663	20.2
516	Voya Large Cap Value Fund - Class R6	6,951	10.2
374	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,017	5.9
555	Voya Multi-Manager International Equity Fund - Class I	6,252	9.2
363	Voya Multi-Manager Mid Cap Value Fund - Class I	4,693	6.9
61	Voya Real Estate Fund - Class R6	1,334	2.0
22	@ Voya SmallCap Opportunities Fund - Class I	1,355	2.0

	Total Mutual Funds
	(Cost $50,495)	54,473	80.3

	Total Investments in Securities (Cost $62,859)	$67,583	99.6
	Assets in Excess of Other Liabilities	264	0.4
	Net Assets	$67,847	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $62,955.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,522
Gross Unrealized Depreciation	(894)

Net Unrealized Appreciation	$4,628

Voya Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,110	$–	$–	$13,110
Mutual Funds	54,473	–	–	54,473
Total Investments, at fair value	$67,583	$–	$–	$67,583

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders 100 Fund - Class I	$-	$8,982	$(2,679)	$297	$6,600	$80	$(7)	$-
Voya High Yield Bond Fund - Class I	1,261	6	(1,228)	(39)	-	11	32	-
Voya Intermediate Bond Fund - Class R6	317	2,936	(1,903)	21	1,371	35	14	-
Voya International Core Fund - Class I	3,345	5,859	(2)	(965)	8,237	67	-	1,021
Voya Large Cap Growth Fund - Class R6	14,874	231	(2,236)	794	13,663	31	847	200
Voya Large Cap Value Fund - Class R6	13,765	1,197	(6,706)	(1,305)	6,951	141	1,473	417
Voya MidCap Opportunities Fund - Class R6	4,222	183	(3,803)	(602)	-	-	678	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,677	1,914	(250)	(324)	4,017	56	23	-
Voya Multi-Manager International Equity Fund - Class I	5,793	940	(2)	(479)	6,252	130	1	223
Voya Multi-Manager Mid Cap Value Fund - Class I	4,520	868	(202)	(493)	4,693	53	17	778
Voya Real Estate Fund - Class I	1,328	8	(1,193)	(143)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,289	(178)	223	1,334	19	40	44
Voya Small Company Fund - Class R6	3,034	-	(2,490)	(544)	-	-	506	-
Voya SmallCap Opportunities Fund - Class I	-	1,367	(80)	68	1,355	-	1	90
	$55,136	$25,780	$(22,952)	$(3,491)	$54,473	$631	$3,625	$2,773

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
4	iShares Barclays 20+ Year Treasury Bond Fund	$518	0.9
39	iShares Barclays Aggregate Bond Fund	4,337	7.4
46	iShares Barclays TIPS Bond Fund	5,250	9.0
23	WisdomTree Japan Hedged Equity Fund	1,239	2.1

	Total Exchange-Traded Funds
	(Cost $11,535)	11,344	19.4

MUTUAL FUNDS: 80.7%
	Affiliated Investment Companies: 80.7%
291	Voya Floating Rate Fund - Class I	2,933	5.0
333	Voya Global Bond Fund - Class R6	3,457	5.9
291	Voya High Yield Bond Fund - Class I	2,385	4.1
1,408	Voya Intermediate Bond Fund - Class R6	14,365	24.4
312	Voya International Core Fund - Class I	3,024	5.2
425	Voya Large Cap Growth Fund - Class R6	6,606	11.3
388	Voya Large Cap Value Fund - Class R6	5,220	8.9
68	Voya MidCap Opportunities Fund - Class R6	1,784	3.0
136	Voya Multi-Manager Mid Cap Value Fund - Class I	1,757	3.0
53	Voya Real Estate Fund - Class R6	1,166	2.0
465	Voya Short Term Bond Fund - Class R6	4,642	7.9

	Total Mutual Funds
	(Cost $46,080)	47,339	80.7

	Total Investments in Securities (Cost $57,615)	$58,683	100.1
	Liabilities in Excess of Other Assets	(80)	(0.1)
	Net Assets	$58,603	100.0

Cost for federal income tax purposes is $57,686.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,875
Gross Unrealized Depreciation	(878)

Net Unrealized Appreciation	$997

Voya Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,344	$–	$–	$11,344
Mutual Funds	47,339	–	–	47,339
Total Investments, at fair value	$58,683	$–	$–	$58,683

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,657	$1,332	$(30)	$(26)	$2,933	$74	$-	$-
Voya Global Bond Fund - Class R6	3,340	302	(1)	(184)	3,457	49	-	-
Voya High Yield Bond Fund - Class I	3,351	293	(1,145)	(114)	2,385	119	2	-
Voya Intermediate Bond Fund - Class R6	16,261	1,461	(3,598)	241	14,365	349	(88)	-
Voya International Core Fund - Class I	280	3,064	(1)	(319)	3,024	25	-	376
Voya Large Cap Growth Fund - Class R6	6,167	1,277	(1,163)	325	6,606	15	440	97
Voya Large Cap Value Fund - Class R6	5,104	1,624	(1,221)	(287)	5,220	83	258	351
Voya MidCap Opportunities Fund - Class R6	1,870	218	(280)	(24)	1,784	2	63	196
Voya Multi-Manager International Equity Fund - Class I	846	21	(746)	(121)	-	-	70	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,002	365	(371)	(239)	1,757	20	67	295
Voya Real Estate Fund - Class I	1,176	15	(1,066)	(125)	-	8	-	-
Voya Real Estate Fund - Class R6	-	1,165	(190)	191	1,166	17	42	39
Voya Short Term Bond Fund - Class R6	4,406	321	(58)	(27)	4,642	65	-	-
	$46,460	$11,458	$(9,870)	$(709)	$47,339	$826	$854	$1,354

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 23, 2015